Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Net Financial Result - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Financial Result Abstract
Interest income	€ 3,804,827	€ 608,679	€ 109,391
Interest expenses	(16,538)	(23,303)	(10,714)
Interest on lease liabilities	(19,090)	(21,947)	(14,055)
Financial result	3,769,199	563,429	84,622
Foreign exchange income	5,529,389	6,924,697	5,569,836
Foreign exchange expense	(7,371,261)	(4,482,399)	(3,605,701)
Foreign exchange result	(1,841,872)	2,442,298	1,964,135
Other financial result	313,240	(252,471)	(44,000)
Net financial result	€ 2,240,566	€ 2,753,256	€ 2,004,757